Equity - Adjusted income from continuing operations attributable to shareholders (Detail) - EUR (€) € in Millions			12 Months Ended
		Dec. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Equity [abstract]
Profit (loss)	[1],[3]		€ 1,173	[2]	€ 1,097	[2]	€ 1,870
Profit (loss) from discontinued operations	[3]		(19)	[2],[4]	(213)	[2],[4]	843	[1],[5]
Profit (loss) from continuing operations			1,192	[2],[4]	1,310	[2],[4]	1,028	[5]
Income from continuing operations attributable to non-controlling interests	[2],[4]		(5)		(7)
Income from continuing operations attributable to owners of parent, total	[2],[4]		1,186		1,303
Amortization of acquired intangible assets	[1]		350	[2]	347	[2]	260
Impairment loss recognised in profit or loss, goodwill		€ 97	97	[1],[2]			9	[1]
Restructuring and acquisition-related charges	[1]		318	[2]	258	[2]	316
Other items	[1]		153	[2]	41	[2]	€ 50
Net finance expenses	[2],[4]		14		57
Tax impact of adjusted items	[2],[4]		(280)		(365)
Adjusted Income from continuing operations attributable to shareholders, total	[2],[4]		€ 1,839		€ 1,643

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.